Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001221029
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35401
Entity Registrant Name	CEMENTOS PACASMAYO SAA
Entity Incorporation, State or Country Code	R5
Entity Address, Address Line One	Calle La Colonia 150
Entity Address, Address Line Two	Urbanización El Vivero
Entity Address, City or Town	Lima
Entity Address, Country	PE
Title of 12(b) Security	Common Shares, par value S/1.00 per share, in the form of American Depositary Shares, each representing five Common Shares
Trading Symbol	CPAC
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	423,868,449
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	This Amendment No. 1 on Form 20-F/A (this “Amendment No. 1”) is being filed solely to correct the text of Exhibits 12.1 and 12.2 of the Annual Report on Form 20-F for the fiscal year ended December 31, 2024 of Cementos Pacasmayo S.A.A. (the “Registrant”), which was originally filed on April 29, 2025 (the “Form 20-F”).This Amendment No. 1 consists of a cover page, this explanatory note, the signature page and the corrected Exhibits 12.1 and 12.2.Except as described above, this Amendment No. 1 does not amend, update or restate the information in any other item of the Form 20-F or reflect any events that have occurred after the filing of the Form 20-F.
Amendment Flag	true
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Calle La Colonia 150
Entity Address, Address Line Two	Urb. El Vivero
Entity Address, City or Town	Lima
Entity Address, Country	PE
Contact Personnel Name	Javier Durand, Esq., General Counsel
Local Phone Number	+51
City Area Code	1-317-6000
Entity Address, Postal Zip Code	00000